ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATION - Schedule of discontinued operation result (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Equity income	R$ 45,419	R$ 49,846	[1]
Controlling shareholders	23,164	25,421
Non-controlling shareholders	R$ 22,255	R$ 24,425

[1]	Amounts after the reclassification of the discontinued operation.